Equity Incentive Plans	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Equity Incentive Plans

12.       Equity Incentive Plans:

On May 16, 2023, the Company's Board of Directors adopted the 2023 Equity Incentive Plan (the “2023 Plan”) and reserved for issuance 631,500 common shares thereunder. On the same date, all of the 631,500 restricted common shares were granted to certain directors, officers and employees of which 411,974 restricted common shares vested in November 2023, 151,026 restricted common shares vested in May 2024 and the remaining 68,500 common shares vest in May 2026. The fair value of each share was $18.19, based on the closing price of the Company’s common shares on the grant date.

On May 28, 2024, the Company's Board of Directors adopted the 2024 Equity Incentive Plan (the “2024 Plan”) and reserved for issuance 575,000 common shares thereunder. On the same date, all of the 575,000 restricted common shares were granted to certain directors, officers and employees, of which 372,559 restricted common shares vested in November 2024, 143,441 restricted common shares vested in May 2025 and the remaining 59,000 common shares vest in May 2027. The fair value of each share was $26.96 based on the closing price of the Company’s common shares on the grant date.

On May 7, 2025, the Company’s Board of Directors adopted the 2025 Equity Incentive Plan (the “2025 Plan”) and reserved for issuance 1,245,000 common shares thereunder. On May 7, 2025, all of the 1,245,000 restricted common shares were granted to certain directors, officers and employees, of which 717,450 restricted common shares vested in November 2025, 403,947 restricted common shares vest in May 2026 and the remaining 123,603 common shares vest in May 2028. The fair value of each share was $14.96 based on the closing price of the Company’s common shares on the grant date.

In addition to the above Equity Incentive Plans, on June 7, 2021, the Company’s Board of Directors amended an incentive program that had been previously announced in January 2019 (the “Performance Incentive Program”) which provides for the issuance of shares pursuant to performance conditions being met. In particular, the amended program is triggered when the Company’s cumulative fuel cost savings, beginning from November 2019, exceed the threshold of $250,000 (“Excess Savings”). Upon the satisfaction of the above threshold, the Board of Directors shall award a percentage ranging between 5%-10%, at its discretion, of the annual Excess Savings, until December 31, 2024 the value of which will be reflected in actual shares to key employees. For the years ended December 31, 2023 and 2024, the Company estimated the intrinsic value of the award based on the fuel market prices at each year end and assumed, based on its best estimate, a range between 5% and 7.5% of Excess Savings to be awarded by the Board of Directors, and as a result an amount of $8,840 and $3,314, respectively, was recognized and is included under “General and administrative expenses” in the consolidated income statements for the years ended December 31, 2023 and 2024. Based on 7.5% of the actual Excess Savings i) as of December 31, 2023, and the closing price of the Company’s common stock as of that date of $21.26, 370,000 common shares were awarded to key employees upon the approval of the Board of Directors, which vested and were issued on March 8, 2024 and ii) as of December 31, 2024, and the closing price of the Company’s common stock as of that date of $14.95, 435,450 common shares were awarded to key employees upon the approval of the Board of Directors, which vested and were issued on February 25, 2025.

12.       Equity Incentive Plans – (continued):

All non-vested shares, if any, vest according to the terms and conditions of the applicable award agreements. The issued and non-vested shares pay dividends as declared. The dividends with respect to these shares are forfeitable if the service conditions are not fulfilled. For the years ended December 31, 2023, 2024 and 2025 the Company paid $938, $1,440 and $242, respectively, for dividends to non-vested shares.

The shares which are issued in accordance with the terms of the Company’s equity incentive plans or awards remain restricted until they vest. For the years ended December 31, 2023, 2024 and 2025, the share-based compensation cost was $20,877, $18,328 and $17,798, respectively, and is included under “General and administrative expenses” in the consolidated income statements. There were no forfeitures of non-vested shares during the years 2023, 2024 and 2025.

A summary of the status of the Company’s non-vested restricted shares as of December 31, 2023, 2024 and 2025, and the movement during these years, is presented below:

	Number of shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2023	460,190	$19.38
Granted	1,081,500	18.62
Vested	(1,177,689)	18.46
Unvested as at December 31, 2023	364,001	$20.11

Unvested as at January 1, 2024	364,001	$20.11
Granted	945,000	24.73
Vested	(950,210)	22.87
Unvested as at December 31, 2024	358,791	$24.97

Unvested as at January 1, 2025	358,791	$24.97
Granted	1,680,450	14.96
Vested	(1,384,191)	16.88
Unvested as at December 31, 2025	655,050	$16.38

As of December 31, 2025, the estimated compensation cost relating to non-vested restricted share awards not yet recognized was $4,442 and is expected to be recognized over the weighted average period of 1.18 years. The total fair value of shares vested during the years ended December 31, 2023, 2024 and 2025 was $24,877, $21,018 and $23,347, respectively.